James Alpha Global Enhanced Real Return Portfolio
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO
Investment Objective:

The investment objective of the James Alpha Global Enhanced Real Return Portfolio (the “Portfolio”) is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees James Alpha Global Enhanced Real Return Portfolio	James Alpha Global Enhanced Real Return Portfolio Class A Shares	James Alpha Global Enhanced Real Return Portfolio Class I Shares	James Alpha Global Enhanced Real Return Portfolio Class C Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	none	1.00%	[1]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
[1]	Only applicable to redemptions made within one year after purchase. (See "Contingent Deferred Sales Charge").

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses James Alpha Global Enhanced Real Return Portfolio		James Alpha Global Enhanced Real Return Portfolio Class A Shares	James Alpha Global Enhanced Real Return Portfolio Class I Shares	James Alpha Global Enhanced Real Return Portfolio Class C Shares
Management Fees of the Fund and Subsidiary		1.10%	1.10%	1.10%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Fund Expenses	[1]	1.33%	1.33%	1.33%
Expenses of the Subsidiary		none	none	none
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	[1]	2.74%	2.49%	3.49%
Expense Reduction/ Reimbursement		(1.18%)	(1.18%)	(1.18%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	[2]	1.56%	1.31%	2.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolios wholly owned and controlled Cayman Islands subsidiary (the Subsidiary). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolios financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (Acquired Funds).
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.50%,1.25% and 2.25% of the Portfolios average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2013 (each an Expense Cap). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trusts Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolios operating expenses to exceed the current Expense Cap.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example James Alpha Global Enhanced Real Return Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
James Alpha Global Enhanced Real Return Portfolio Class A Shares	725	1,271	1,842	3,388
James Alpha Global Enhanced Real Return Portfolio Class I Shares	132	714	1,339	3,114
James Alpha Global Enhanced Real Return Portfolio Class C Shares	334	962	1,712	3,687

IF YOU HELD YOUR SHARES
Expense Example, No Redemption James Alpha Global Enhanced Real Return Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
James Alpha Global Enhanced Real Return Portfolio Class A Shares	725	1,271	1,842	3,388
James Alpha Global Enhanced Real Return Portfolio Class I Shares	132	714	1,339	3,114
James Alpha Global Enhanced Real Return Portfolio Class C Shares	234	962	1,712	3,687

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 373% of the average value of its portfolio.

Principal Investment Strategies.

The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (Sectors): commodities; global inflation-linked bonds; event-linked securities; emerging market equities; emerging market bonds; emerging market currencies; and high-yield bonds. The Manager allocates the Portfolio's assets across the Sectors based on the Manager's forecasted return and risk characteristics for each Sector. The Portfolio may invest no more than 33⅓% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

Sector Investment Strategies

Commodities. In this Sector, the Portfolio intends to primarily invest in long and short positions in commodity swap agreements, as well as commodity options and futures, exchange-traded funds (“ETFs”)  and index-linked and commodity-linked “structured” notes (collectively “commodity-linked investments”).  The Portfolio’s investments in this Sector will focus primarily on crude oil, heating oil, gasoline, natural gas, aluminum, copper, lead, nickel, uranium, zinc, gold, silver, wheat, corn, soybeans, cotton, sugar, cocoa, cattle and hogs but may also include other commodities.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts.  The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds, and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions.  Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio.

Global Inflation-Linked Bonds. In this Sector, the Portfolio intends to invest primarily in inflation-linked bonds, treasury bonds, and derivatives such as swaps, all of which may be held long and short.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.  Such bonds and related derivatives will primarily be securities issued by or related to sovereign governments of developed countries, but may also include bonds issued by countries deemed to be emerging markets and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Event-Linked Securities. In this Sector, the Portfolio will invest primarily in investments with exposure to remote risks focusing on the super-catastrophe segment of the insurance risk market, including, but not limited to, U.S. hurricane and earthquake, European windstorm, Japanese earthquake and typhoon.  These investments will generally take the form of Rule 144A bonds, insurance derivatives, including swaps, and reinsurance contracts whose returns are linked to such natural disasters that are primarily offered by domestic and offshore insurance companies.  The return of principal and payment of interest of an event-linked bond are generally contingent on the non-occurrence of a specified trigger event, such as the natural disasters noted above.  If the trigger event occurs prior to a bond's maturity, the Portfolio may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Portfolio will recover its principal plus interest.  The Portfolio may employ hedging techniques, such as shorting certain instruments, to manage risk or to attempt to enhance returns in this Sector.

Emerging Market Equities.  In this Sector, the Portfolio will invest primarily in long and short positions in equities, ETFs, and derivatives such as options, futures and swaps, relating to emerging markets.  To hedge its exposure to emerging market equities, the Portfolio may invest in developed country government bonds or currencies, and futures, options and ETFs on developed market equity indices or the Chicago Board Options Exchange Volatility Index.

Emerging Market Bonds.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, promissory notes and other fixed-income securities issued by governments, government-related entities or public companies and denominated in major global currencies (e.g., U.S. Dollars, Japanese Yen, British Pounds, Euros, Canadian Dollars, Australian Dollars, Swedish Krona and Swiss Francs).  The Portfolio may also invest in derivatives, such as futures, options and swaps, of emerging market sovereign, public or private issuers and Organization for Economic Co-Operation and Development (OECD) sovereign, public or private issuers experiencing stress such that they exhibit characteristics and risks similar to emerging market issuers.

Emerging Market Currencies.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, loans, promissory notes, other fixed-income securities denominated in emerging market currencies (i.e., primarily non-OECD countries), interest rate swaps, credit default swaps, emerging market spot and forward currencies, cash-settled forwards, and other swaps, including volatility swaps, of emerging market sovereign, public or private issuers.

High-Yield Bonds.  In this Sector, the Portfolio will invest primarily in high-yield securities (commonly known as “junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

All Sectors.  The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries.  Such countries may change over time.

The derivatives held by the Portfolio across the various Sectors will fluctuate from time to time but collectively could represent economic exposure as high or higher than 50% of the total assets of the Portfolio.  Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under Securities and Exchange Commission (“SEC”) rules and to collateralize swap exposure.

In executing the investment strategy for a Sector, the Manager may utilize proprietary high frequency trading models in order to exploit complex or subtle mispricings that the Manager believes exist in the market.  If used, such high frequency trading will lead to higher portfolio turnover.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk.  The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Commodity-Linked Notes Risk.  In addition to risks associated with the underlying commodities, commodity-linked notes may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes.  Commodity-linked notes are also subject to issuer risk, which is the risk that the issuer to the note will not fulfill its contractual obligation to pay the principal or interest required by the terms of the note.

Commodities Risk.  Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.  Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as over-the-counter swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk.  The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk.  The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk.  A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

Developing Markets Securities Risk.  Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, adverse political developments and lack of timely information than those in developed countries.

Event-Linked Securities Risk.  The type, frequency and severity of natural disasters and other events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict.  Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate.  For example, with respect to weather-linked instruments, climate changes can affect the occurrence of a Trigger Event.  Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible.  Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Exchange-Traded Funds Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk.  The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.  Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond Risk.  High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer.  The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall.  Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Inflation-Linked Bonds.   Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.

Leverage Risk.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Portfolio's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.  In addition to leverage resulting from borrowing or purchasing securities on margin, investments such as commodity-linked notes and ETFs may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.

Limited Number of Holdings Risk.  The Portfolio may invest a large percentage of the assets of a particular Sector in a limited number of securities, which could negatively affect the value of that Sector and the Portfolio.

Liquidity Risk.  The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.  Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk.  The Portfolio relies heavily on the Manager’s evaluation of the risk, potential returns and correlation among the Sectors.  Although the Portfolio’s investments span multiple markets and asset classes, all markets are subject to declines and it is possible that more than one Sector will experience declines simultaneously.  In addition, the Sector weightings are based on the Manager’s evaluation of the correlation between the Sectors, among other factors, which is based on historical patterns that may not repeat in the future.  There is no guarantee that the investment techniques and risk analysis used by the Manager's portfolio managers will produce the desired results.

Market Capitalization Risk.  Equity securities' prices change to differing degrees based on the issuer’s market capitalization in response to such factors as historical and prospective issuer earnings and asset values, economic conditions, interest rates, investor perceptions and market liquidity.

Mortgage- and Asset-Backed Securities Risk.  The Portfolio may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.  The value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates.

Short Sales Risk.  Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing a loss.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments, including derivatives and commodities.  Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk.  As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”).  The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the Portfolio.  It should be noted that the IRS has recently suspended the issuance of these rulings.  If the Internal Revenue Service were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years.  In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation.  For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance.

Since the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

James Alpha Global Real Estate Investments Portfolio
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
Investment Objective:
The investment objective of the James Alpha Global Real Estate Investments Portfolio (the “Portfolio”) is total return through a combination of current income and capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees James Alpha Global Real Estate Investments Portfolio	James Alpha Global Real Estate Investments Portfolio Class A Shares	James Alpha Global Real Estate Investments Portfolio Class I Shares	James Alpha Global Real Estate Investments Portfolio Class C Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	none	1.00%	[1]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
[1]	Only applicable to redemptions made within one year after purchase. (See "Contingent Deferred Sales Charge").

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate James Alpha Global Real Estate Investments Portfolio		James Alpha Global Real Estate Investments Portfolio Class A Shares	James Alpha Global Real Estate Investments Portfolio Class I Shares	James Alpha Global Real Estate Investments Portfolio Class C Shares
Management Fees		1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Expenses	[1]	1.26%	1.30%	1.07%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	[1]	2.72%	2.51%	3.28%
Expense Reduction/ Reimbursement		none	none	(0.33%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	[2]	2.72%	2.51%	2.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolios financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (Acquired Funds).
[2]	The Total Annual Portfolio Operating Expenses will not exceed 2.75%, 1.80% and 2.98% of the Portfolios average net assets for Class A, Class I and Class C shares, respectively; effective December 31, 2012, the expense cap for Class I shares decreased from 2.50% to 1.80%. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses). The expense limitation agreement for Class A and Class I shares will be in effect through December 31, 2014 and through December 31, 2013 for Class C shares. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trusts Board of Trustees.The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolios operating expenses to exceed the current expense cap.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example James Alpha Global Real Estate Investments Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
James Alpha Global Real Estate Investments Portfolio Class A Shares	834	1,371	1,947	3,660
James Alpha Global Real Estate Investments Portfolio Class I Shares	184	569	980	2,127
James Alpha Global Real Estate Investments Portfolio Class C Shares	398	913	1,552	3,271

IF YOU HELD YOUR SHARES
Expense Example, No Redemption James Alpha Global Real Estate Investments Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
James Alpha Global Real Estate Investments Portfolio Class A Shares	834	1,371	1,947	3,660
James Alpha Global Real Estate Investments Portfolio Class I Shares	184	569	980	2,127
James Alpha Global Real Estate Investments Portfolio Class C Shares	298	913	1,552	3,271

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 519% of the average value of its portfolio.

Principal Investment Strategies.

The Portfolio’s strategy is to invest exclusively (other than cash and cash equivalents) in publicly-traded real estate investment trusts (“REITs”), including REIT preferred stock, and other publicly-traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Real Estate Index (the “Index”).  The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate.  REITs are typically small or medium capitalization stocks which fall within the range of $250 million to $10 billion in equity market capitalization.  Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price.  The Manager uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Manager and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Manager uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities exclusively from among those contained in the Index for evaluation by the Manager (“Qualifying Securities”).  Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Manager in determining appropriate investments for the Portfolio.  The Manager selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space.  The Manager may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel.  There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Limited Operating History of the Manager.  The Manager has a limited operating history and limited experience managing an open-end mutual fund.  The Manager’s experience managing an investment company includes managing the Portfolio in its prior form as a stand-alone, open-end investment company for a brief period and, prior to that a closed-end investment company.   The portfolio managers’ experience managing open-end mutual funds is described in the section of the prospectus titled “Management of the Portfolio - Portfolio Managers.”

Management Risk. The Manager’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Manager’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Manager, the Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline.  The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell.  Certain options may be traded in the “over-the-counter” (“OTC”) market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities in the Index, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended.  REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.  Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks.  These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk.   Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance.

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares of the Predecessor Fund from year-to-year and by showing how the average annual returns for 1 year and since inception of the Predecessor Fund compare with those of the FTSE EPRA/NAREIT Developed Real Estate Index.  The Predecessor Fund did not offer Class I shares and, therefore, Class I share performance is not shown.  The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Predecessor Fund (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com

ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class A Shares Year-to-Date (as of September 30, 2012): 26.49% Best Quarter: Q3 2010 16.54% Worst Quarter: Q3 2011 -20.18%
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
Average Annual Total Returns James Alpha Global Real Estate Investments Portfolio		Label	1 Year	Since Inception	Inception Date
James Alpha Global Real Estate Investments Portfolio Class A Shares	[1]	Return Before Taxes	(11.75%)	5.46%	Oct 26, 2009
James Alpha Global Real Estate Investments Portfolio Class A Shares After Taxes on Distributions	[1]		(13.16%)	3.11%
James Alpha Global Real Estate Investments Portfolio Class A Shares After Taxes on Distributions and Sale of Portfolio Shares	[1]		(7.47%)	4.07%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)			(6.46%)	6.36%
[1]	The returns shown reflect the deduction of the maximum sales charge of the Predecessor Fund of 7.25%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 14, 2013
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
James Alpha Global Enhanced Real Return Portfolio | James Alpha Global Enhanced Real Return Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRRAX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	1.33%	[1]
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	2.74%	[1]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	1.56%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	725
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,842
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,388
James Alpha Global Enhanced Real Return Portfolio | James Alpha Global Enhanced Real Return Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRRIX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	1.33%	[1]
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	2.49%	[1]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,114
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	714
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,339
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,114
James Alpha Global Enhanced Real Return Portfolio | James Alpha Global Enhanced Real Return Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRRCX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	1.33%	[1]
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	3.49%	[1]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	2.31%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Only applicable to redemptions made within one year after purchase. (See "Contingent Deferred Sales Charge").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,687
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	962
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,687
James Alpha Global Enhanced Real Return Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the James Alpha Global Enhanced Real Return Portfolio (the “Portfolio”) is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 373% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	373.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (Sectors): commodities; global inflation-linked bonds; event-linked securities; emerging market equities; emerging market bonds; emerging market currencies; and high-yield bonds. The Manager allocates the Portfolio's assets across the Sectors based on the Manager's forecasted return and risk characteristics for each Sector. The Portfolio may invest no more than 33⅓% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

Sector Investment Strategies

Commodities. In this Sector, the Portfolio intends to primarily invest in long and short positions in commodity swap agreements, as well as commodity options and futures, exchange-traded funds (“ETFs”)  and index-linked and commodity-linked “structured” notes (collectively “commodity-linked investments”).  The Portfolio’s investments in this Sector will focus primarily on crude oil, heating oil, gasoline, natural gas, aluminum, copper, lead, nickel, uranium, zinc, gold, silver, wheat, corn, soybeans, cotton, sugar, cocoa, cattle and hogs but may also include other commodities.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts.  The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds, and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions.  Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio.

Global Inflation-Linked Bonds. In this Sector, the Portfolio intends to invest primarily in inflation-linked bonds, treasury bonds, and derivatives such as swaps, all of which may be held long and short.  Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.  Such bonds and related derivatives will primarily be securities issued by or related to sovereign governments of developed countries, but may also include bonds issued by countries deemed to be emerging markets and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Event-Linked Securities. In this Sector, the Portfolio will invest primarily in investments with exposure to remote risks focusing on the super-catastrophe segment of the insurance risk market, including, but not limited to, U.S. hurricane and earthquake, European windstorm, Japanese earthquake and typhoon.  These investments will generally take the form of Rule 144A bonds, insurance derivatives, including swaps, and reinsurance contracts whose returns are linked to such natural disasters that are primarily offered by domestic and offshore insurance companies.  The return of principal and payment of interest of an event-linked bond are generally contingent on the non-occurrence of a specified trigger event, such as the natural disasters noted above.  If the trigger event occurs prior to a bond's maturity, the Portfolio may lose all or a portion of its principal and additional interest.  If the trigger event does not occur, the Portfolio will recover its principal plus interest.  The Portfolio may employ hedging techniques, such as shorting certain instruments, to manage risk or to attempt to enhance returns in this Sector.

Emerging Market Equities.  In this Sector, the Portfolio will invest primarily in long and short positions in equities, ETFs, and derivatives such as options, futures and swaps, relating to emerging markets.  To hedge its exposure to emerging market equities, the Portfolio may invest in developed country government bonds or currencies, and futures, options and ETFs on developed market equity indices or the Chicago Board Options Exchange Volatility Index.

Emerging Market Bonds.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, promissory notes and other fixed-income securities issued by governments, government-related entities or public companies and denominated in major global currencies (e.g., U.S. Dollars, Japanese Yen, British Pounds, Euros, Canadian Dollars, Australian Dollars, Swedish Krona and Swiss Francs).  The Portfolio may also invest in derivatives, such as futures, options and swaps, of emerging market sovereign, public or private issuers and Organization for Economic Co-Operation and Development (OECD) sovereign, public or private issuers experiencing stress such that they exhibit characteristics and risks similar to emerging market issuers.

Emerging Market Currencies.  In this Sector, the Portfolio will invest primarily in long and short positions in bonds, loans, promissory notes, other fixed-income securities denominated in emerging market currencies (i.e., primarily non-OECD countries), interest rate swaps, credit default swaps, emerging market spot and forward currencies, cash-settled forwards, and other swaps, including volatility swaps, of emerging market sovereign, public or private issuers.

High-Yield Bonds.  In this Sector, the Portfolio will invest primarily in high-yield securities (commonly known as “junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

All Sectors.  The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries.  Such countries may change over time.

The derivatives held by the Portfolio across the various Sectors will fluctuate from time to time but collectively could represent economic exposure as high or higher than 50% of the total assets of the Portfolio.  Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under Securities and Exchange Commission (“SEC”) rules and to collateralize swap exposure.

In executing the investment strategy for a Sector, the Manager may utilize proprietary high frequency trading models in order to exploit complex or subtle mispricings that the Manager believes exist in the market.  If used, such high frequency trading will lead to higher portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk.  The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Commodity-Linked Notes Risk.  In addition to risks associated with the underlying commodities, commodity-linked notes may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes.  Commodity-linked notes are also subject to issuer risk, which is the risk that the issuer to the note will not fulfill its contractual obligation to pay the principal or interest required by the terms of the note.

Commodities Risk.  Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.  Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as over-the-counter swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk.  The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk.  The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk.  A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index.  The derivatives primarily used by the Portfolio include options, futures and swaps.  Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment.  Many derivatives are entered into over-the-counter (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery.  The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due.  If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.  The Portfolio may incur higher taxes as a result of its investing in derivatives.

Developing Markets Securities Risk.  Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, adverse political developments and lack of timely information than those in developed countries.

Event-Linked Securities Risk.  The type, frequency and severity of natural disasters and other events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict.  Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate.  For example, with respect to weather-linked instruments, climate changes can affect the occurrence of a Trigger Event.  Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible.  Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Exchange-Traded Funds Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk.  The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.  Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond Risk.  High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer.  The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall.  Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Inflation-Linked Bonds.   Inflation-linked bonds are generally fixed income securities whose principal values or interest payments are periodically adjusted according to the rate of inflation.

Leverage Risk.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Portfolio's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.  In addition to leverage resulting from borrowing or purchasing securities on margin, investments such as commodity-linked notes and ETFs may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.

Limited Number of Holdings Risk.  The Portfolio may invest a large percentage of the assets of a particular Sector in a limited number of securities, which could negatively affect the value of that Sector and the Portfolio.

Liquidity Risk.  The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.  Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk.  The Portfolio relies heavily on the Manager’s evaluation of the risk, potential returns and correlation among the Sectors.  Although the Portfolio’s investments span multiple markets and asset classes, all markets are subject to declines and it is possible that more than one Sector will experience declines simultaneously.  In addition, the Sector weightings are based on the Manager’s evaluation of the correlation between the Sectors, among other factors, which is based on historical patterns that may not repeat in the future.  There is no guarantee that the investment techniques and risk analysis used by the Manager's portfolio managers will produce the desired results.

Market Capitalization Risk.  Equity securities' prices change to differing degrees based on the issuer’s market capitalization in response to such factors as historical and prospective issuer earnings and asset values, economic conditions, interest rates, investor perceptions and market liquidity.

Mortgage- and Asset-Backed Securities Risk.  The Portfolio may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.  The value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates.

Short Sales Risk.  Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing a loss.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments, including derivatives and commodities.  Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk.  As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”).  The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the Portfolio.  It should be noted that the IRS has recently suspended the issuance of these rulings.  If the Internal Revenue Service were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years.  In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation.  For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Since the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAREX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	2.72%	[4]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	2.72%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	834
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,660
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	834
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,371
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,947
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,660
Annual Return 2010	rr_AnnualReturn2010	18.08%
Annual Return 2011	rr_AnnualReturn2011	(6.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	(11.75%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2009	[6]
James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.16%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%	[6]
James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares | After Taxes on Distributions and Sale of Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.47%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[6]
James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JARIX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	2.51%	[4]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	2.51%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JACRX
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.07%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	rr_ExpensesOverAssets	3.28%	[4]
Expense Reduction/ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	rr_NetExpensesOverAssets	2.95%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Only applicable to redemptions made within one year after purchase. (See "Contingent Deferred Sales Charge").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,271
James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the James Alpha Global Real Estate Investments Portfolio (the “Portfolio”) is total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 519% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	519.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolios financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (Acquired Funds).

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s strategy is to invest exclusively (other than cash and cash equivalents) in publicly-traded real estate investment trusts (“REITs”), including REIT preferred stock, and other publicly-traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Real Estate Index (the “Index”).  The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate.  REITs are typically small or medium capitalization stocks which fall within the range of $250 million to $10 billion in equity market capitalization.  Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price.  The Manager uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Manager and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Manager uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities exclusively from among those contained in the Index for evaluation by the Manager (“Qualifying Securities”).  Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Manager in determining appropriate investments for the Portfolio.  The Manager selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space.  The Manager may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.  Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel.  There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Limited Operating History of the Manager.  The Manager has a limited operating history and limited experience managing an open-end mutual fund.  The Manager’s experience managing an investment company includes managing the Portfolio in its prior form as a stand-alone, open-end investment company for a brief period and, prior to that a closed-end investment company.   The portfolio managers’ experience managing open-end mutual funds is described in the section of the prospectus titled “Management of the Portfolio - Portfolio Managers.”

Management Risk. The Manager’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Manager’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Manager, the Manager may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline.  The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell.  Certain options may be traded in the “over-the-counter” (“OTC”) market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities in the Index, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended.  REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.  Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks.  These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk.   Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares of the Predecessor Fund from year-to-year and by showing how the average annual returns for 1 year and since inception of the Predecessor Fund compare with those of the FTSE EPRA/NAREIT Developed Real Estate Index.  The Predecessor Fund did not offer Class I shares and, therefore, Class I share performance is not shown.  The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Predecessor Fund (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares of the Predecessor Fund from year-to-year and by showing how the average annual returns for 1 year and since inception of the Predecessor Fund compare with those of the FTSE EPRA/NAREIT Developed Real Estate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Predecessor Fund (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares Year-to-Date (as of September 30, 2012): 26.49% Best Quarter: Q3 2010 16.54% Worst Quarter: Q3 2011 -20.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	26.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
James Alpha Global Real Estate Investments Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolios wholly owned and controlled Cayman Islands subsidiary (the Subsidiary). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolios financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (Acquired Funds).
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.50%,1.25% and 2.25% of the Portfolios average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2013 (each an Expense Cap). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trusts Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolios operating expenses to exceed the current Expense Cap.
[3]	Only applicable to redemptions made within one year after purchase. (See "Contingent Deferred Sales Charge").
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolios financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (Acquired Funds).
[5]	The Total Annual Portfolio Operating Expenses will not exceed 2.75%, 1.80% and 2.98% of the Portfolios average net assets for Class A, Class I and Class C shares, respectively; effective December 31, 2012, the expense cap for Class I shares decreased from 2.50% to 1.80%. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses). The expense limitation agreement for Class A and Class I shares will be in effect through December 31, 2014 and through December 31, 2013 for Class C shares. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trusts Board of Trustees.The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolios operating expenses to exceed the current expense cap.
[6]	The returns shown reflect the deduction of the maximum sales charge of the Predecessor Fund of 7.25%